Applicable laws and regulations (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructured Loans	$ 9,000	$ 32,900
Provisions and Credit Reserves	136,000	129,200
Capital reserve	$ 95,210	$ 95,210
Bladex Ratio [Member]
Maturity of Deposits in Overseas	186 days
Bottom of range [member]
Percentage of Capital Adequacy Index	8.00%
Percentage of Ordinary Primary Capital	4.50%
Percentage of Primary Capital	6.00%
Bottom of range [member] | Ratio [Member]
Percentage of Liquid Assets	30.00%
Normal [Member]
Percentage of Reserve For Credit Losses	0.00%
Special Mentions [Member]
Percentage of Reserve For Credit Losses	2.00%
Substandards [Member]
Percentage of Reserve For Credit Losses	15.00%
Doubtful [Member]
Percentage of Reserve For Credit Losses	50.00%
Unrecoverable [Member]
Percentage of Reserve For Credit Losses	100.00%
Superintendence of Banks of Panama [Member]
Percentage of Liquidity Coverage Ratio	238.00%
Percentage of Liquidity Index	124.39%	88.78%
Superintendence of Banks of Panama [Member] | Bottom of range [member]
Percentage of Liquidity Coverage Ratio	25.00%